Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust V
Entity Central Index Key	0001380786
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000199169 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class A Shares
Trading Symbol	NGJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$130	1.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.30%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Real Estate Securities Fund returned 0.47% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the FTSE EPRA Nareit Developed Index (Net), which returned 0.94%.

•  Top contributors to relative performance

•  Security selection in the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

•  Security selection in the net lease sector, led by an overweight to Agree Realty Corporation.

•  Top detractors from relative performance

•  Security selection and an underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

•  Security selection in the technology infrastructure sector, including out‑of‑benchmark exposure to American Tower Corporation.

•  An overweight to the industrial sector, including overweights to Lineage, Inc. and MONTEA NV.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/20/18)

Class A Shares at NAV (excluding maximum sales charge)	0.47%	1.16%	4.35%

Class A Shares at maximum sales charge (Offering Price)	(5.32)%	(0.04)%	3.44%

MSCI ACWI Index (Net)	17.49%	10.06%	9.32%

FTSE EPRA/Nareit Developed Index (Net)	0.94%	(1.00)%	2.06%

Lipper Global Real Estate Funds Classification Average	1.51%	0.21%	3.13%

Performance Inception Date	Mar. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 42,616,437
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 393,522
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$42,616,437

Total number of portfolio holdings	132

Portfolio turnover (%)	72%

Total management fees paid for the year	$393,522

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Crispin Royle-Davies was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000199170 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class C Shares
Trading Symbol	NGJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$205	2.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	2.05%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Real Estate Securities Fund returned (0.27)% for Class C Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund underperformed the FTSE EPRA Nareit Developed Index (Net), which returned 0.94%.

•  Top contributors to relative performance

•  Security selection in the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

•  Security selection in the net lease sector, led by an overweight to Agree Realty Corporation.

•  Top detractors from relative performance

•  Security selection and an underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

•  Security selection in the technology infrastructure sector, including out‑of‑benchmark exposure to American Tower Corporation.

•  An overweight to the industrial sector, including overweights to Lineage, Inc. and MONTEA NV.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/20/18)

Class C Shares at NAV (excluding maximum sales charge)	(0.27)%	0.39%	3.55%

MSCI ACWI Index (Net)	17.49%	10.06%	9.32%

FTSE EPRA/Nareit Developed Index (Net)	0.94%	(1.00)%	2.06%

Lipper Global Real Estate Funds Classification Average	1.51%	0.21%	3.13%

Performance Inception Date	Mar. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 42,616,437
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 393,522
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$42,616,437

Total number of portfolio holdings	132

Portfolio turnover (%)	72%

Total management fees paid for the year	$ 393,522

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Crispin Royle-Davies was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000199171 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class R6 Shares
Trading Symbol	NGJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$98	0.98%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Real Estate Securities Fund returned 0.76% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund performed in line with the FTSE EPRA Nareit Developed Index (Net), which returned 0.94%.

•  Top contributors to relative performance

•  Security selection in the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

•  Security selection in the net lease sector, led by an overweight to Agree Realty Corporation.

•  Top detractors from relative performance

•  Security selection and an underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

•  Security selection in the technology infrastructure sector, including out‑of‑benchmark exposure to American Tower Corporation.

•  An overweight to the industrial sector, including overweights to Lineage, Inc. and MONTEA NV.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/20/18)

Class R6 Shares at NAV	0.76%	1.48%	4.67%

MSCI ACWI Index (Net)	17.49%	10.06%	9.32%

FTSE EPRA/Nareit Developed Index (Net)	0.94%	(1.00)%	2.06%

Lipper Global Real Estate Funds Classification Average	1.51%	0.21%	3.13%

Performance Inception Date	Mar. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 42,616,437
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 393,522
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$42,616,437

Total number of portfolio holdings	132

Portfolio turnover (%)	72%

Total management fees paid for the year	$393,522

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Crispin Royle-Davies was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000199172 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Real Estate Securities Fund
Class Name	Class I Shares
Trading Symbol	NGJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$105	1.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Real Estate Securities Fund returned 0.72% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund performed in line with the FTSE EPRA Nareit Developed Index (Net), which returned 0.94%.

•  Top contributors to relative performance

•  Security selection in the health care real estate investment trust (REIT) sector, led by an overweight to American Healthcare REIT, Inc.

•  Security selection in the net lease sector, led by an overweight to Agree Realty Corporation.

•  Top detractors from relative performance

•  Security selection and an underweight to the mall sector, particularly an underweight to large benchmark constituent Simon Property Group, Inc.

•  Security selection in the technology infrastructure sector, including out‑of‑benchmark exposure to American Tower Corporation.

•  An overweight to the industrial sector, including overweights to Lineage, Inc. and MONTEA NV.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/20/18)

Class I Shares at NAV	0.72%	1.41%	4.60%

MSCI ACWI Index (Net)	17.49%	10.06%	9.32%

FTSE EPRA/Nareit Developed Index (Net)	0.94%	(1.00)%	2.06%

Lipper Global Real Estate Funds Classification Average	1.51%	0.21%	3.13%

Performance Inception Date	Mar. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 42,616,437
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 393,522
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$42,616,437

Total number of portfolio holdings	132

Portfolio turnover (%)	72%

Total management fees paid for the year	$ 393,522

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager updates: Effective March 31, 2024, Jay Rosenberg is no longer a portfolio manager of the Fund. Effective May 1, 2024, Crispin Royle-Davies was added as a portfolio manager of the Fund.

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.